Equity (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Equity
Legal	$ 12,846	$ 12,846
Statutory - R&D	3,397	3,397
Statutory – Capital remuneration	4,184	8,428
Tax incentives	1,998	1,998
Profit retention	43,038	43,038
Additional dividends proposed		2,934
Total	$ 65,463	$ 72,641